NET PREMIUMS EARNED - Gross Written Premiums After Adjustments by Insurance Type (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 2,884,845	S/ 2,642,947	S/ 2,308,143
Participation rate in total gross premium		100.00%	100.00%	100.00%
Health insurance [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 548,163	S/ 536,134	S/ 497,001
Participation rate in total gross premium	[1]	19.00%	20.29%	21.54%
Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 1,245,858	S/ 1,144,159	S/ 887,322
Participation rate in total gross premium	[1]	43.19%	43.29%	38.44%
General Insurance [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 1,090,824	S/ 962,654	S/ 923,820
Participation rate in total gross premium	[1]	37.81%	36.42%	40.02%

[1]	This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.